Restatement - Additional Information (Detail) - USD ($)		3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	May 18, 2020	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Restatement [Abstract]
Fair value adjustment to warrants	$ 67,066,666	$ 4,445,333	$ 2,536,382	$ 2,536,382	$ 4,445,333	$ 23,473,333
Restatements adjustment in net cash used in operating activities				0	0	0
Restatements adjustment in net cash used in investing activities				0	0	0
Restatements adjustment in net cash used in financing activities				$ 0	$ 0	$ 0
Effect of expensing amount allocated to fair value adjustment of warrants	$ 2,536,382